FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments	FINANCIAL INSTRUMENTS
Derivative instruments that economically hedge exposures are used for risk management purposes, but these instruments are not designated as hedges for accounting purposes.

Credit risk is the failure of the counterparty to perform under the terms of the derivative instrument. When the fair value of a derivative instrument is positive, the counterparty owes the Company, which creates credit risk for the Company. When the fair value of a derivative instrument is negative, the Company owes the counterparty, and, therefore, the Company is not exposed to the counterparty's credit risk in those circumstances. The Company minimizes counterparty credit risk in derivative instruments by entering into transactions with major banking and financial institutions. The derivative instruments entered into by the Company do not contain credit risk-related contingent features. The Company has not entered into master netting agreements with the counterparties to its derivative financial instrument contracts.
Market risk is the adverse effect on the value of a derivative instrument that results from a change in interest rates, currency exchange rates or commodity prices. The market risk associated with interest rate contracts is managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.
The Company assesses interest rate risk by monitoring changes in interest rate exposures that may adversely impact expected future cash flows and by evaluating economical hedging opportunities.
In order to reduce the risk associated with fluctuations in interest rates, the Company has a total of 19 interest rate swap transactions, whereby floating interest based on LIBOR and SOFT on a total amortized notional principal of $849.7 million as at June 30, 2022 (December 31, 2021: $677.8 million), has been swapped to a fixed rate.
In June 2022, the Company terminated three interest rate swap agreements with an aggregate notional principal of $125.0 million. The terminated swaps had a weighted average fixed interest of 1.43% swapped for LIBOR and a weighted average remaining term of 2.6 years. The terminated swaps had a positive fair value position at the date of termination, which was concurrently used to enter into two new interest rate swap agreements, swapping variable rate interest based on SOFR to a fixed rate of interest of 2.75% and 1.09% for notional amounts of $75.0 million and $25.0 million respectively, each with a ten years term.
Our interest rate swap contracts as of June 30, 2022, of which none are designated as hedging instruments, are summarized as follows:

(in thousands of $)	Notional principal	Effective date	Maturity date	Floating rate benchmark	Fixed Interest Rate
Receiving floating, pay fixed	50,000	June 2019	June 2024	LIBOR	2.15%
Receiving floating, pay fixed	25,000	September 2019	June 2024	LIBOR	1.38%
Receiving floating, pay fixed	75,000	June 2020	June 2025	LIBOR	1.39%
Receiving floating, pay fixed	75,000	July 2020	July 2025	LIBOR	1.43%
Receiving floating, pay fixed	50,000	July 2020	July 2025	LIBOR	1.38%
Receiving floating, pay fixed	25,000	July 2020	July 2025	LIBOR	1.38%
Receiving floating, pay fixed	45,625	August 2020	August 2025	LIBOR	0.35%
Receiving floating, pay fixed	22,813	August 2020	August 2025	LIBOR	0.35%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	1.22%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	0.37%
Receiving floating, pay fixed	35,000	September 2020	September 2025	LIBOR	1.03%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	1.22%
Receiving floating, pay fixed	46,250	October 2020	October 2025	LIBOR	0.41%
Receiving floating, pay fixed	25,000	March 2021	June 2024	LIBOR	0.35%
Receiving floating, pay fixed	50,000	February 2022	February 2032	SOFR	1.82%
Receiving floating, pay fixed	50,000	March 2022	March 2032	SOFR	1.80%
Receiving floating, pay fixed	25,000	June 2022	June 2032	SOFR	1.09%
Receiving floating, pay fixed	75,000	June 2022	June 2032	SOFR	2.75%
Receiving floating, pay fixed	100,000	March 2026	March 2032	SOFR	1.26%
	849,688

At June 30, 2022, the Company recorded a derivative instrument liability of $nil (December 31, 2021: $4.8 million) and a derivative instrument asset of $49.9 million (December 31, 2021: $5.9 million) in relation to these interest rate swaps.
The Company's gain/(loss) on derivatives per the interim condensed consolidated statement of operations for the six months ended June 30, 2022 and 2021 was comprised of the following:

(figures in thousands of $)
	Six months ended
	June 30,
	2022	2021
Change in fair value of derivative instruments	48,764	13,467
Realized gain/(loss) on derivative instruments	(2,406)	(3,315)
Gain/(loss) on derivatives	46,358	10,152